Consolidated Statements of Financial Position (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Accounts Receivable, Allowance for Credit Loss, Current	$ 5,240	$ 10,558
Financing Receivable, Allowance for Credit Loss, Current	$ 5,197	$ 5,398
Common Stock, Par or Stated Value Per Share	$ 0.012	$ 0.012
Common Stock, Shares Authorized	1,600,000,000	1,600,000,000
Common Stock, Shares, Issued	61,719,443	60,788,816
Common Stock, Shares, Outstanding	61,719,443	60,788,816